STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Total	Cash Period Issuance01	Cash Period Issuance02	Cash Period Issuance03	Services	Services Period Issuance01	Expenses paid by officer Period Issuance02	Donated services	Forgiveness of related party debt	Common Stock	Common Stock Cash Period Issuance01	Common Stock Cash Period Issuance02	Common Stock Cash Period Issuance03	Common Stock Services	Common Stock Services Period Issuance01	Common Stock Expenses paid by officer Period Issuance02	Preferred Stock	Additional Paid-In Capital	Additional Paid-In Capital Cash Period Issuance01	Additional Paid-In Capital Cash Period Issuance02	Additional Paid-In Capital Cash Period Issuance03	Additional Paid-In Capital Services	Additional Paid-In Capital Services Period Issuance01	Additional Paid-In Capital Donated services	Additional Paid-In Capital Forgiveness of related party debt	Deficit Accumulated During the Stage
Beginning Balance at Jan. 31, 2005
Common stock issued (in shares)											46,990,000	6,985,000	1,778,000
Common stock issued		$ 7,400	$ 11,000	$ 56,000							$ 46,990	$ 6,985	$ 1,778						$ (39,590)	$ 4,015	$ 54,222
Loss for the year ended	(29,275)																									(29,275)
Ending Balance at Jan. 31, 2006	45,125									55,753								18,647								(29,275)
Ending Balance (in shares) at Jan. 31, 2006										55,753,000
Loss for the year ended	(21,158)																									(21,158)
Ending Balance at Jan. 31, 2007	23,967									55,753								18,647								(50,433)
Ending Balance (in shares) at Jan. 31, 2007										55,753,000
Common stock issued (in shares)															12,700,000	31,000,002
Common stock issued						2,000	31,000								12,700	31,000							(10,700)
Cancellation of common stock (shares)										(44,450,000)
Cancellation of common stock										(44,450)								44,450
Common stock issued for convertible notes (in shares)										1,190,000
Common stock issued for convertible notes	595,000									1,190								593,810
Contribution to capital								235,668																235,668
Loss for the year ended	(935,664)																									(935,664)
Ending Balance at Jan. 31, 2008	(48,029)									56,313								881,875								(986,097)
Ending Balance (in shares) at Jan. 31, 2008										56,313,002
Common stock issued (in shares)											4,000,000	120,000
Common stock issued		20,000	60,000								4,000	120							16,000	59,880
Cancellation of common stock (shares)										(2,000,000)
Cancellation of common stock										(2,000)								2,000
Loss for the year ended	(75,062)																									(75,062)
Ending Balance at Jan. 31, 2009	(43,091)									58,313								959,755								(1,061,159)
Ending Balance (in shares) at Jan. 31, 2009										58,313,002
Cancellation of common stock (shares)										(250,000)
Cancellation of common stock										(250)								250
Loss for the year ended	(182,521)																									(182,521)
Ending Balance at Jan. 31, 2010	(225,612)									58,063								960,005								(1,243,680)
Ending Balance (in shares) at Jan. 31, 2010										58,063,002
Common stock issued (in shares)														4,500,000
Common stock issued					234,445									4,500								229,945
Cancellation of common stock (shares)										(15,000,000)
Cancellation of common stock	(63,000)									(15,000)								(48,000)
Common stock, preferred stock, and derivative warrants instruments sold in private placement offering at $0.025 per share, less offering costs of $15,500 (in shares)										41,478,258							22,000,000
Common stock, preferred stock, and derivative warrants instruments sold in private placement offering at $0.025 per share, less offering costs of $15,500	1,586,956									41,478							22,000	1,523,478
Derivatives resulting on above stock issued	(1,323,133)																	(1,323,133)
Common stock issued for convertible notes (in shares)										3,660,000
Common stock issued for convertible notes	182,865									3,660								179,205
Contribution to capital									157,291																157,291
Loss for the year ended	(1,615,423)																									(1,615,423)
Ending Balance at Jan. 31, 2011	$ (1,065,611)									$ 92,701							$ 22,000	$ 1,678,791								$ (2,859,103)
Ending Balance (in shares) at Jan. 31, 2011										92,701,260							22,000,000